Document and Entity Information	Jun. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002027317
Document Type	8-K
Document Period End Date	Jun. 29, 2026
Entity Registrant Name	Curbline Properties Corp.
Entity Incorporation State Country Code	MD
Entity File Number	001-42265
Entity Tax Identification Number	93-4224532
Entity Address, Address Line One	320 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	216
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CURB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false